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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2007
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA               October 11, 2007
 ------------------------ ----------------------------- ----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                            As of 9/30/2007

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                         Voting Authority
                                                    Market               Investment ---------------------------
                                                    Value        Units     Powers     Full    Partial    None
                                                 ------------- --------- ---------- --------- -------- --------
AT&T INC.                 Common Stock 00206R102 $1,451,444.59 34,305.00   FULL     32,445.00     0.00 1,860.00
AT&T INC.                 Common Stock 00206R102 $  300,654.88  7,106.00  PARTIAL    6,000.00 1,106.00     0.00
ABBOTT LABS               Common Stock 002824100 $1,604,739.36 29,928.00   FULL     28,728.00     0.00 1,200.00
AIR PRODS & CHEMS INC     Common Stock 009158106 $  469,248.00  4,800.00   FULL      4,400.00     0.00   400.00
AMERICAN INTL GROUP INC   Common Stock 026874107 $  968,950.98 14,323.00   FULL     13,341.00     0.00   982.00
AMGEN INC                 Common Stock 031162100 $  385,920.54  6,822.00   FULL      6,602.00     0.00   220.00
APPLE COMPUTER INC        Common Stock 037833100 $  478,212.52  3,116.00   FULL      2,916.00     0.00   200.00
AUTOMATIC DATA            Common Stock 053015103 $  595,849.89 12,973.00   FULL     12,173.00     0.00   800.00
  PROCESSING INC
B P P L C SPONS A D R     American     055622104 $  986,919.86 14,231.00   FULL     14,231.00     0.00     0.00
                            Depository
                            Receipts
BANK OF AMERICA CORP      Common Stock 060505104 $  683,018.49 13,587.00   FULL     13,087.00     0.00   500.00
BIOGEN IDEC INC           Common Stock 09062X103 $  209,669.13  3,161.00   FULL      3,161.00     0.00     0.00
BOEING CO                 Common Stock 097023105 $  217,329.30  2,070.00   FULL      1,920.00     0.00   150.00
CHEVRON CORPORATION       Common Stock 166764100 $  825,843.50  8,825.00   FULL      7,701.00     0.00 1,124.00
CISCO SYS INC             Common Stock 17275R102 $1,202,516.07 36,297.00   FULL     35,397.00     0.00   900.00

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
                                                                                         Voting Authority
                                                    Market               Investment ---------------------------
                                                    Value        Units     Powers     Full    Partial    None
                                                 ------------- --------- ---------- --------- -------- --------
CITIGROUP INC             Common Stock 172967101 $  987,350.53 21,156.00   FULL     20,206.00     0.00   950.00
DANAHER CORP              Common Stock 235851102 $  735,622.74  8,894.00   FULL      8,294.00     0.00   600.00
DELL INC                  Common Stock 24702R101 $  365,424.00 13,240.00   FULL     12,488.00     0.00   752.00
DOMINION RESOURCES INC    Common Stock 25746U109 $  728,099.10  8,637.00   FULL      7,807.00     0.00   830.00
ECOLAB INC                Common Stock 278865100 $  497,960.00 10,550.00   FULL     10,550.00     0.00     0.00
EMERSON ELEC CO           Common Stock 291011104 $  740,715.96 13,918.00   FULL     13,918.00     0.00     0.00
EXXON MOBIL CORP          Common Stock 30231G102 $5,012,216.57 54,151.00   FULL     51,482.00     0.00 2,669.00
EXXON MOBIL CORP          Common Stock 30231G102 $  681,689.87  7,364.84  PARTIAL    4,308.84 2,656.00   400.00
F P L GROUP INC           Common Stock 302571104 $  620,854.24 10,198.00   FULL      8,994.00     0.00 1,204.00
FIFTH THIRD BANCORP       Common Stock 316773100 $  202,263.60  5,970.00   FULL      5,970.00     0.00     0.00
GENERAL ELEC CO           Common Stock 369604103 $3,898,224.00 94,160.00   FULL     90,718.00     0.00 3,442.00
GENERAL ELEC CO           Common Stock 369604103 $  614,624.40 14,846.00  PARTIAL   12,981.00   820.00 1,045.00
GLAXO SMITHKLINE P L C A  American     37733W105 $  219,716.00  4,130.00   FULL      3,360.00     0.00   770.00
  D R                       Depository
                            Receipts
HEWLETT PACKARD CO        Common Stock 428236103 $  464,241.97  9,324.00   FULL      8,349.00     0.00   975.00
INTEL CORP                Common Stock 458140100 $  303,156.78 11,723.00   FULL     10,123.00     0.00 1,600.00
INTERNATIONAL BUSINESS    Common Stock 459200101 $  539,524.00  4,580.00   FULL      4,380.00     0.00   200.00
  MACHINES CORP
JACOBS ENGR GROUP INC     Common Stock 469814107 $  855,565.60 11,320.00   FULL     11,020.00     0.00   300.00
JOHNSON & JOHNSON         Common Stock 478160104 $  782,946.90 11,917.00   FULL     10,106.00     0.00 1,811.00

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
                                                                                          Voting Authority
                                                     Market               Investment --------------------------
                                                     Value        Units     Powers     Full    Partial   None
                                                  ------------- --------- ---------- --------- ------- --------
KELLOGG CO                Common Stock  487836108 $  521,360.00  9,310.00    FULL     9,310.00  0.00       0.00
MERCK & CO INC            Common Stock  589331107 $  413,520.00  8,000.00    FULL     8,000.00  0.00       0.00
MICROSOFT CORP            Common Stock  594918104 $1,037,139.30 35,205.00    FULL    33,201.00  0.00   2,004.00
MORGAN STANLEY            Common Stock  617446448 $  601,713.00  9,551.00    FULL     8,401.00  0.00   1,150.00
NIKE INC                  Common Stock  654106103 $  845,818.54 14,419.00    FULL    13,719.00  0.00     700.00
PATTERSON COS INC         Common Stock  703395103 $  319,497.75  8,275.00    FULL     7,875.00  0.00     400.00
PAYCHEX INC COM           Common Stock  704326107 $  379,865.00  9,265.00    FULL     9,265.00  0.00       0.00
PEPSICO INC               Common Stock  713448108 $1,726,078.86 23,561.00    FULL    22,661.00  0.00     900.00
PFIZER INC                Common Stock  717081103 $  477,240.05 19,535.00    FULL    17,846.00  0.00   1,689.00
PROCTER & GAMBLE CO       Common Stock  742718109 $1,278,535.02 18,176.50    FULL    17,826.50  0.00     350.00
ROCKPORT NATL BANCORP INC Common Stock  773871108 $1,101,600.00 15,300.00    FULL    15,300.00  0.00       0.00
SCHERING PLOUGH CORP      Common Stock  806605101 $  382,723.00 12,100.00    FULL    12,100.00  0.00       0.00
STATE STR CORP            Common Stock  857477103 $  737,832.00 10,825.00    FULL    10,245.00  0.00     580.00
SUN LIFE FINANCIAL ADR    Foreign Stock 866796105 $  514,691.85  9,813.00    FULL     9,813.00  0.00       0.00
TEVA PHARMACEUTICAL INDS  American      881624209 $  669,940.55 15,065.00    FULL    14,465.00  0.00     600.00
  LTD ADR                   Depository
                            Receipts
TEXAS INSTRUMENTS INC     Common Stock  882508104 $  510,174.38 13,943.00    FULL    13,943.00  0.00       0.00
3M CO                     Common Stock  88579Y101 $  779,521.40  8,330.00    FULL     7,980.00  0.00     350.00
UNILEVER N V A D R        American      904784709 $  280,056.30  9,078.00    FULL     6,785.00  0.00   2,293.00
                            Depository
                            Receipts
UNITED TECHNOLOGIES CORP  Common Stock  913017109 $  521,510.40  6,480.00    FULL     6,480.00  0.00       0.00

                                                                                            Voting Authority
                                                     Market                Investment -----------------------------
                                                     Value        Units      Powers     Full    Partial    None
                                                 -------------- ---------- ---------- --------- ------- -----------
VERIZON COMMUNICATIONS    Common Stock 92343V104 $ 1,261,005.84  28,478.00   FULL     27,884.00   0.00       594.00
  INC
VERIZON COMMUNICATIONS    Common Stock 92343V104 $   257,281.25   5,810.33  PARTIAL    4,660.33 906.00       244.00
  INC
WACHOVIA CORP             Common Stock 929903102 $   275,373.65   5,491.00   FULL      5,491.00   0.00         0.00
WACHOVIA CORP 2ND NEW     Preferred    929903201 $        26.59  24,186.00   FULL     24,186.00   0.00         0.00
                            Stock
WAL MART STORES INC       Common Stock 931142103 $   278,530.66   6,381.00   FULL      6,181.00   0.00       200.00
WALGREEN CO               Common Stock 931422109 $   285,329.60   6,040.00   FULL      5,440.00   0.00       600.00
WELLS FARGO & CO          Common Stock 949746101 $   605,896.20  17,010.00   FULL     15,450.00   0.00     1,560.00
WYETH                     Common Stock 983024100 $   896,791.50  20,130.00   FULL     19,630.00   0.00       500.00
ACCENTURE LTD             Common Stock G1150G111 $   225,400.00   5,600.00   FULL      5,600.00   0.00         0.00
TRAVEL CENTERS OF AMERICA Common Stock JKE174103 $        12.90  30,000.00   FULL     30,000.00   0.00         0.00
                          Grand Total            $45,814,978.96 912,980.67

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